Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Accounts Receivable and Ageing Analysis

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Accounts receivable	2,731	2,995
Less: loss allowance for expected credit losses	(61)	(77)
Accounts receivable, net	2,670	2,918
Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	2,127	2,519
3 to 6 months	119	177
Over 6 months	485	299
	2,731	2,995

Summary of Loss Allowances for Accounts Receivable

The loss allowances for accounts receivable as at December 31, 2022 and 2023 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2022	2023
	RMB’million	RMB’million
At January 1	20	61
Provision for loss allowance recognized in income statement	47	17
Receivables written off during the year as uncollectible	(6)	(1)
At December 31	61	77